Summary of Derivative Instruments (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Derivative [Line Items]
Notional amounts	$ 1,334,250
Non-designated | Interest rate swaps | Amortizing
Derivative [Line Items]
Notional amounts	536,000
Non-designated | Interest rate cap | Amortizing
Derivative [Line Items]
Notional amounts	30,000
Designated | Interest rate swaps | Amortizing
Derivative [Line Items]
Notional amounts	$ 768,250